Liquidity and Going Concern (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Liquidity and Going Concern [Abstract]
Accumulated deficit	$ 5,222,366	$ 671,390	$ (1,180,517)
Working capital deficit	$ 1,062,719	$ 136,811	$ 17,828,035